Comprehensive Income	6 Months Ended
Jun. 30, 2011
Comprehensive Income
Comprehensive Income
NOTE 7 – COMPREHENSIVE INCOME

Comprehensive income was $26.3 million for the second quarter and $63.4 million for the first six months of 2011, compared with $49.7 million and $103.3 million, respectively, for the same periods last year. In addition to net income, the other components of comprehensive income, all net of tax, were foreign currency translation adjustments and the amortization of a prior-year gain on a cash flow hedge.